Franklin Templeton Group
                          777 Mariners Island Boulevard
                           San Mateo, California 94404


September 3, 1997

Filed Via EDGAR (CIK #0000357310)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

     Re:  FRANKLIN FEDERAL TAX-FREE INCOME FUND (the "Fund")
          File Nos. 2-75925 & 811-3395

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 21, 1997.

Sincerely,

FRANKLIN FEDERAL TAX-FREE INCOME FUND


/s/ Larry L. Greene
Senior Corporate Counsel

LLG:ld

cc:     Mark H. Plafker, Esq.